Cover	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2023
Entity File Number	001-41228
Entity Registrant Name	BARFRESH FOOD GROUP INC.
Entity Central Index Key	0001487197
Entity Tax Identification Number	27-1994406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3600 Wilshire Boulevard Suite 1720
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(310)
Local Phone Number	598-7113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	BRFH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false